Related Party Transactions - Pathfinder - Interim	6 Months Ended
Jun. 30, 2026
Related Party Transaction [Line Items]
Related Party Transactions	Related Party Transactions
Notes Payable, Related Party
On November 6, 2025, the Company entered into an unsecured revolving credit facility with Ripple, allowing borrowings of up to $1.0 million (“Related Party Credit Facility”). Amounts outstanding bear interest at 3.81% per annum, calculated on a 360-day year basis. No draws were made on this Related Party Credit Facility as of December 31, 2025.
All amounts are repayable within five business days of the earliest of (i) lender demand, (ii) closing of the Proposed Business Combination, or (iii) termination of BCA.
Related Party Transactions with the Parent
As of December 31, 2025 and September 30, 2025, the Company recorded $3,870,625 and $2,276,419, respectively, of related party payable that represents costs incurred by the Company that is to be paid by the Parent on the Company’s behalf.
Related Party Payable with Pathfinder
As of December 31, 2025, the Company had vendor obligations that were funded through draws made by Pathfinder. When Pathfinder makes draws on Evernorth’s behalf, a corresponding payable is recorded by Evernorth. As of December 31, 2025, Evernorth recognized a related party payable of $716,710 owed to Pathfinder, which included $5,463 of interest. No amount was recorded as of September 30, 2025. This balance represents an intercompany obligation that Evernorth expects to settle in the normal course of operations.
Related Party Transactions
Notes Payable, Related Party
On November 6, 2025, the Company entered into an unsecured revolving credit facility with Ripple, allowing borrowings of up to $1.0 million (“Related Party Credit Facility”). Amounts outstanding bear interest at 3.81% per annum, calculated on a 360-day year basis. No draws were made on this Related Party Credit Facility as of June 30, 2026.
All amounts are repayable within five business days of the earliest of (i) lender demand, (ii) closing of the Proposed Business Combination, or (iii) termination of BCA.
Related Party Transactions with the Parent
As of June 30, 2026 and December 31, 2025, the Company recorded $5,851,011 and $3,870,625, respectively, of related party payable, representing costs incurred by the Company that is paid or to be paid by the Parent on the Company’s behalf.
Related Party Payable with Pathfinder
As of June 30, 2026, the Company had vendor obligations that were funded through loan draws made by Pathfinder or cash payment from Pathfinder. When Pathfinder makes draws or pays vendors directly from its bank account on Evernorth’s behalf, a corresponding payable is recorded by Evernorth. These transaction-related expenses primarily consist of professional service fees, including consulting, accounting, and legal fees, as well as other start-up costs. As of June 30, 2026, Evernorth recognized a related party payable of $3,115,890 owed to Pathfinder, which included $23,472 of interest. As of December 31, 2025, the related party payable totaled $716,710, inclusive of $5,463 of interest. This balance represents an intercompany obligation that Evernorth expects to settle in the normal course of operations.

Pathfinder
Related Party Transaction [Line Items]
Related Party Transactions	Related Party Transactions
Since inception and through the period ended December 31, 2025, the Company engaged in the following related party transactions:
Note Payable, Related Party
On November 6, 2025, the Company entered into an unsecured revolving credit facility with Ripple, allowing borrowings of up to $7.0 million (“Related Party Credit Facility”). Amounts outstanding bear simple interest at 3.81% per annum, calculated on a 360-day year basis.
During the year ended December 31, 2025, the Company drew a total of $1,174,305 from the Related Party Credit Facility to fund its operations, which also represents the outstanding balance as of year-end. No repayments were made during the period. All amounts are repayable within five business days of the earliest of (i) lender demand, (ii) closing of the Business Combination Agreement, or (iii) termination of the Business Combination Agreement. As of December 31, 2025, the Company accrued interest payable, related party of $6,032, all of which remained unpaid as of the balance sheet date.
Related Party Receivable
The Company has made draws on the Related Party Credit Facility to fund certain vendor payment on behalf of Evernorth. When the draws are made, a corresponding receivable is recorded. As of December 31, 2025, the Company recorded a related party receivable of $716,710 which includes both principal of $711,247 and interest of $5,463 are due from Evernorth. The receivable represents intercompany balances expected to be settled in the normal course of operations.
Related Party Payable
As of December 31, 2025 and September 30, 2025, the Company incurred $170,625 and $0, respectively, of related party payable that represents costs incurred by the Company that is to be paid by the Parent on the Company’s behalf.
Related Party Transactions
Since inception and through the period ended June 30, 2026, the Company engaged in the following related party transactions:
Note Payable, Related Party
On November 6, 2025, the Company entered into an unsecured revolving credit facility with Ripple, allowing borrowings of up to $7.0 million (“Related Party Credit Facility”). Amounts outstanding bear simple interest at 3.81% per annum, calculated on a 360-day year basis.
During the six months ended June 30, 2026, the Company drew $5,380,483 under the Related Party Credit Facility to fund its operations, increasing the outstanding balance to $6,554,788 as of June 30, 2026. The outstanding balance under the Related Party Credit Facility was $1,174,305 as of December 31, 2025. No repayments were made during the period. All amounts are repayable within five business days of the earliest of (i) lender demand, (ii) closing of the Business Combination Agreement, or (iii) termination of the Business Combination Agreement.
As of June 30, 2026, the Company accrued interest payable, related party of $93,029, all of which remained unpaid as of the balance sheet date; accrued interest payable totaled $6,032 as of December 31, 2025.
Related Party Receivable
The Company has made draws on the Related Party Credit Facility to fund certain vendor payments on behalf of Evernorth. When the draws are made, a corresponding receivable is recorded. In addition, the Company makes certain vendor payments directly from its bank account on Evernorth’s behalf. As of June 30, 2026, the Company recorded a related party receivable of $3,115,890, which includes $994,699 of principal and $23,472 of accrued interest related to draws under the Related Party Credit Facility, and $2,097,719 related to direct vendor payments made by the Company, all of which are due from Evernorth. As of December 31, 2025, the related party receivable totaled $716,710, consisting of $711,247 of principal and $5,463 of accrued interest. The receivable represents intercompany balances expected to be settled in the normal course of operations.
Related Party Payable
As of June 30, 2026 and December 31, 2025, the Company recorded related party payables of $328,125 and $170,625, respectively, for costs incurred by the Company that is paid or to be paid by the Parent on the Company’s behalf.